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First MetLife Investors Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA  92614

December 12, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      Post-Effective Amendment No. 3
         First MetLife Investors Insurance Company
         First MetLife Investors Variable Annuity Account One
         File Nos. 333-176680/811-08306
         (Class VA-4 (offered on and after October 7, 2011))

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933 (the "Securities Act") Post-Effective Amendment No. 3 (the "Amendment") to the Account's registration statement on Form N-4 (the "Registration Statement") for certain variable annuity contracts issued through the Account.

This Amendment, which adds to the prospectus new disclosure describing changes to an optional rider, is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act. The Amendment reflects responses to comments received from the staff of the U.S. Securities and Exchange Commission (the "SEC staff") on December 5, 2011, on Post-Effective Amendment No. 2 to the Registration Statement.

Pursuant to Rule 461 under the Securities Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the Amendment to December 30, 2011. The Company very much appreciates any assistance the SEC staff can provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (212) 578-3387.

Sincerely,


/s/ John B. Towers
-----------------------------------
John B. Towers
Senior Counsel
Metropolitan Life Insurance Company

Attachment
cc:  Michele H. Abate, Esq.